CERTIFICATION


     Pursuant to Rule 497(j), Conseco Fund Group (1933 Act File No. 333-13185; 1940 Act File No. 811-7839) ("Registrant") hereby certifies (a) that the forms of Prospectus and Statement of Additional Information used with respect to the Registrant do not differ from those contained in Post-Effective Amendment No. 1 ("Amendment No. 1") to its Registration Statement and (b) that Amendment No. 1 was filed electronically.



Dated:  August 6, 1997              By: /s/ Sarah L. Todd
                                       ----------------------------
                                        Sarah L. Todd
                                        Assistant Secretary